Schedule of estimates that deferred tax credits (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	R$ 68,522
Later than two years and not later than three years [member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	7,156
Later than three years and not later than four years [member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	26,511
Later than four years and not later than five years [member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	18,581
Later than five years [member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	R$ 16,274